Segments - Summary of Group Segment Disclosures (Details) - USD ($) $ in Millions	3 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Segment Reporting Information [Line Items]
Gross premiums written	$ 1,514.3	$ 1,245.3
Net premiums written	778.1	659.7
Net premiums earned	488.0	386.0
Losses and loss adjustment expenses	(182.3)	(159.6)
Policy acquisition expenses	(212.9)	(129.2)
General and administrative expenses	(23.6)	(16.6)
Underwriting income	69.2	80.6
Net realized and unrealized investment losses	(9.0)	2.8
Net investment income	41.0	20.4
Other income	0.0	(3.5)
Net gain on distribution of The Fidelis Partnership	0.0	1,639.1
Corporate and other expenses		(1.5)
Net foreign exchange (gains)/losses	2.5	(1.5)
Financing costs	(8.6)	(8.6)
Income before income taxes	95.1	1,734.8
Income tax expense	13.9	2.2
Net income	81.2	1,732.6
Losses and loss adjustment expenses incurred - current year	(249.3)	(161.7)
Losses and loss adjustment expenses incurred - prior accident years	67.0	2.1
Losses and loss adjustment expenses incurred - total	$ (182.3)	$ (159.6)
Underwriting Ratios
Loss ratio - current year	51.10%	41.80%
Loss ratio - prior accident years	(13.70%)	(0.50%)
Loss ratio - total	37.40%	41.30%
Policy acquisition expense ratio	27.90%	27.20%
Underwriting ratio	65.30%	68.50%
The Fidelis Partnership commissions ratio	15.70%	6.30%
General and administrative expense ratio	4.80%	4.30%
Combined ratio	85.80%	79.10%
Other
Segment Reporting Information [Line Items]
Gross premiums written	$ 0.0	$ 0.0
Net premiums written	0.0	0.0
Net premiums earned	0.0	0.0
Losses and loss adjustment expenses	0.0	0.0
Policy acquisition expenses	(76.7)	(24.2)
General and administrative expenses	(23.6)	(16.6)
Underwriting income	(100.3)	(40.8)
Losses and loss adjustment expenses incurred - total	0.0	0.0
Specialty
Segment Reporting Information [Line Items]
Losses and loss adjustment expenses incurred - prior accident years	8.3
Specialty | Operating Segments
Segment Reporting Information [Line Items]
Gross premiums written	1,034.0	834.1
Net premiums written	627.7	493.0
Net premiums earned	352.2	266.2
Losses and loss adjustment expenses	(174.5)	(140.7)
Policy acquisition expenses	(99.8)	(66.3)
General and administrative expenses	0.0	0.0
Underwriting income	77.9	59.2
Losses and loss adjustment expenses incurred - current year	(208.9)	(110.2)
Losses and loss adjustment expenses incurred - prior accident years	34.4	(30.5)
Losses and loss adjustment expenses incurred - total	$ (174.5)	$ (140.7)
Underwriting Ratios
Loss ratio - current year	59.30%	41.40%
Loss ratio - prior accident years	(9.80%)	11.50%
Loss ratio - total	49.50%	52.90%
Policy acquisition expense ratio	28.30%	24.90%
Underwriting ratio	77.80%	77.80%
Bespoke
Segment Reporting Information [Line Items]
Losses and loss adjustment expenses incurred - prior accident years	$ 24.3
Bespoke | Operating Segments
Segment Reporting Information [Line Items]
Gross premiums written	153.5	$ 150.8
Net premiums written	52.8	81.7
Net premiums earned	89.9	91.2
Losses and loss adjustment expenses	(23.4)	(13.1)
Policy acquisition expenses	(30.3)	(33.3)
General and administrative expenses	0.0	0.0
Underwriting income	36.2	44.8
Losses and loss adjustment expenses incurred - current year	(31.7)	(21.9)
Losses and loss adjustment expenses incurred - prior accident years	8.3	8.8
Losses and loss adjustment expenses incurred - total	$ (23.4)	$ (13.1)
Underwriting Ratios
Loss ratio - current year	35.20%	24.00%
Loss ratio - prior accident years	(9.20%)	(9.60%)
Loss ratio - total	26.00%	14.40%
Policy acquisition expense ratio	33.70%	36.50%
Underwriting ratio	59.70%	50.90%
Reinsurance
Segment Reporting Information [Line Items]
Losses and loss adjustment expenses incurred - prior accident years	$ 34.4
Reinsurance | Operating Segments
Segment Reporting Information [Line Items]
Gross premiums written	326.8	$ 260.4
Net premiums written	97.6	85.0
Net premiums earned	45.9	28.6
Losses and loss adjustment expenses	15.6	(5.8)
Policy acquisition expenses	(6.1)	(5.4)
General and administrative expenses	0.0	0.0
Underwriting income	55.4	17.4
Losses and loss adjustment expenses incurred - current year	(8.7)	(29.6)
Losses and loss adjustment expenses incurred - prior accident years	24.3	23.8
Losses and loss adjustment expenses incurred - total	$ 15.6	$ (5.8)
Underwriting Ratios
Loss ratio - current year	18.90%	103.50%
Loss ratio - prior accident years	(52.90%)	(83.20%)
Loss ratio - total	(34.00%)	20.30%
Policy acquisition expense ratio	13.30%	18.90%
Underwriting ratio	(20.70%)	39.20%